Pensions and post retirement benefits - Funding (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United Kingdom Retirement Fund (UKRF) [member]
Disclosure of fair value of plan assets [line items]
Defined benefit contributions paid	£ 1,124	£ 634	£ 586